ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
	US$	US$
Accrued payroll expenses	2,583	3,445
Retainage due to contractors	2,283	199
Purchase consideration payable	4,752	—
Employee termination costs	—	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	4,265	1,358
Income tax payable	1,425	5,406
Other taxes payable	1,989	2,326
Amounts due to original shareholders of acquired subsidiaries	22,942	1,345
Unrecognized tax benefits (Note 13)	4,344	—
Accrued interests on unrecognized tax benefits (Note 13)	1,036	—
Accrued water resource fee	1,417	1,496
Loans from third parties	14,483	13,627
Interest payable	1,056	1,260
Accrued dam and reservoirs repair fee	3,835	1,424
Reservoir maintenance fund	1,398	1,905
Advance from customers	124	1,014
Deposits from third parties	1,905	716
Accrued audit fee	937	650
Other liabilities	4,228	5,904
Total	75,002	43,825

Purchase consideration payable as of December 31, 2011 represents the US$1,825, US$18 and US$2,909 outstanding unpaid portion of the purchase consideration for the acquisitions of Xiaopengzu, Ruiyang and Wuliting, respectively, which were fully settled with the original shareholders during the year ended December 31, 2012.

Employee termination costs as of December 31, 2012 represent the termination benefits payable to the former chairman and CEO, John Kuhns, and the former executive vice president and corporate secretary, Mary Fellows. Based on a settlement agreement with the Company, John Kuhns and Mary Fellows resigned from their executive officer positions with the Group with effective date on September 30, 2012 and agreed to serve as senior advisors to the board of directors until December 15, 2012. After completion of their advisory roles, the Company shall pay aggregate termination benefits of US$1,250 and US$500 to John Kuhns and Mary Fellows, respectively, on a monthly basis over the course of 24 months.

Guarantee deposits of US$4,265 from original shareholders of acquired subsidiaries as of December 31, 2011 represent security deposits received by the Company from original shareholders of Wangkeng, Wuliting and Yingchuan which will be returned by the Company within ten days when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs. The final documentation has not been provided in full as of December 31, 2011 and the Company will retain the guarantee deposits until receipt of such documentation. The final documentation was provided by the original shareholders of Wangkeng and Wuliting and the guarantee deposits were returned by the Company during the year ended December 31, 2012. Guarantee deposits of US$87 and US$1,271 from original shareholders of acquired subsidiaries as of December 31, 2012 represent security deposits received by the Company from original shareholders of Yingchuan and Jinling, respectively, which will be returned by the Company when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs or formal title certificates with respect to the land. The final documentation and title certificates have not been provided in full as of December 31, 2012 and the Company will retain the security deposits until receipt of such documentations.

Amounts due to original shareholders of acquired subsidiaries as of December 31, 2011 represent (i) US$2,785 payable to the original shareholders of Dazhaihe, Wangkeng and Wuliting for their entitlement to the net working capital surplus of Dazhaihe, Wangkeng and Wuliting immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements; and (ii) liabilities assumed in the acquisition of Jinling, which consisted of amounts payable to original shareholders of Jinling related to borrowings from these original shareholders before the acquisition date of US$18,735. The borrowings are repayable on demand and are subject to a weighted average interest rate of 7.33% per annum as of December 31, 2011. Amounts due to the original shareholder of Wangkeng, Wuliting and Jinling were fully settled during the year ended December 31, 2012. Amounts due to original shareholders of acquired subsidiaries as of December 31, 2012 mainly represent US$1,271 payable to the original shareholders of Dazhaihe, Hengda, Xineng and Banzhu for their entitlement to the net working capital surplus of Dazhaihe, Hengda, Xineng and Banzhu immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements.

Loans from third parties as of December 31, 2011 represent RMB denominated loans from non-financial institutions of US$3,483, US$1,478, US$3,174, US$3,174 and US$3,174 for Jinling, Jinlong, Xiaopengzu, Wuliting and Jiulongshan, respectively. The loans for Jinling and Jinlong bear an interest rate of 18.55% per annum and 18.0% per annum, respectively, and are unsecured and repayable within one year. The loans for Xiaopengzu, Wuliting and Jiulongshan were guaranteed by Yuheng, repayable on demand, and bear an interest rate of 21.6% per annum. Loans from non-financial institutions for Xiaopengzu, Wuliting and Jiulongshan were fully repaid during the year ended December 31, 2012. Loans from third parties as of December 31, 2012 represent RMB denominated loans from non-financial institutions of US$9,139, US$4,121, US$240 and US$127 for Jinling, Jinlong, Hengda and Binglangjiang, respectively. The loans of US$32, US$2,743 and US$6,364 for Jinling bear an interest rate of 24%, 18% and 32% per annum, respectively. The loans for Jinlong bear an interest rate of 18% per annum. The loans for Hengda and Binglangjiang are interest free.

Deposits from third parties as of December 31, 2011 and 2012 represent cash deposits received from certain third-party individuals bidding for the right to provide outsourcing management services to the Group’s hydropower stations in the Zhejiang Province, the PRC, in 2013. The deposits are interest-free and repayable by the Group upon selection of the provider for the outsourcing management services. On September 1, 2012, the subsidiaries in the Zhejiang Province signed new agreements with third-parties to terminate the bidding and reached consensus to return the deposits during the first six months of 2013.